Other Related Party Transactions	12 Months Ended
Dec. 31, 2014
Other Related Party Transactions [Abstract]
Other Related Party Transactions

18. Other Related Party Transactions

Transaction and Advisory Fee Agreement

In connection with the Merger, the Company entered into a transaction and advisory fee agreement with Blackstone Management Partners L.L.C., an affiliate of Blackstone (“BMP”), and Hellman & Friedman, L.P., an affiliate of Hellman & Friedman (“HFLP,” and, together with BMP, the “Managers”), for a term of twelve years. Pursuant to the agreement, in consideration for certain advisory services, the Company is obligated to pay the Managers at the beginning of each fiscal year an aggregate advisory fee of $6,000 or an agreed upon amount not to exceed 2% of consolidated EBITDA (as defined in the Senior Credit Agreement) for such fiscal year. Pursuant to the agreement, the Managers are also entitled to receive transaction fees equal to 1% of the aggregate transaction value upon the consummation of any acquisition, divestiture, disposition, merger, consolidation, restructuring or recapitalization, issuance of private or public debt or equity securities (including an initial public offering of equity securities), financing or similar transaction involving the Company.

Pursuant to the agreement, in connection with or in anticipation of a change in control of the Company, sale of all or substantially all of the assets of the Company or an initial public offering of the equity of the Company or parent entity of the Company or their successors, the Managers have the option to receive, in consideration of such Manager’s role in facilitating such transaction and in settlement of the termination of the services, a single lump sum cash payment equal to the then-present value of all the then-current and future annual advisory fees payable under the agreement, assuming a remaining twelve-year payment period. To the extent that the Company does not pay the lump sum fee when due, the obligation will accrue interest at an annual rate of 10%, compounded quarterly.

During the years ended December 31, 2014, 2013 and 2012, the Company paid $6,000 ($4,350 to BMP and $1,650 to HFLP), $6,000 ($4,350 to BMP and $1,650 to HFLP) and $6,600 ($5,985 to BMP and $615 to HFLP) in advisory fees and approximately $400,  $200 and $400, respectively, as reimbursement to BMP for their out of pocket expenses. The advisory fees are reflected within sales, marketing, general and administrative expense in the accompanying consolidated statements of operations.

2019 Notes and Term Loans Held by Related Party

During the years ended December 31, 2014, 2013 and 2012, certain investment funds managed by GSO Capital Partners LP (the “GSO-managed funds”) held a portion of the 2019 Notes and the Senior Credit Facilities. GSO Advisor Holdings LLC (“GSO Advisor”) is the general partner of GSO Capital Partners LP. Blackstone, indirectly through its subsidiaries, holds all of the issued and outstanding equity interests of GSO Advisor. As of December 31, 2014 and 2013, the GSO-managed funds held $0 and $100,000 in principal amount of the 2019 Notes and $68,588 and $90,645 in principal amount of the Senior Credit Facilities ($686 and $906 of which is classified within current portion of long-term debt), respectively.

Transactions with Blackstone Portfolio Companies

The Company provides various services to, and purchases from, certain Blackstone portfolio companies under contracts that were executed in the normal course of business. The Company recognized revenue of $3,230,  $6,959 and $3,606 related to services provided to Blackstone portfolio companies for the years ended December 31, 2014, 2013 and 2012, respectively.

Transactions with Hellman & Friedman Portfolio Companies

The Company both provides various services to, and purchases from, certain Hellman & Friedman portfolio companies under contracts that were executed in the normal course of business. The Company recognized revenue of $6,028,  $2,029 and $206 related to services provided to Hellman & Friedman portfolio companies for the years ended December 31, 2014, 2013 and 2012, respectively. The Company paid Hellman & Friedman portfolio companies $116,  $695 and $101 related to services provided to the Company for the years ended December 31, 2014, 2013 and 2012, respectively.